OPERATING COSTS	12 Months Ended
Dec. 31, 2023
Operating Costs [Abstract]
OPERATING COSTS	OPERATING COSTS

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Cost of equipment sales	17	2,451	2,141
Merchandise for resale	17	217	235
Other external purchases		5,606	4,401
Employee salaries, benefits, and stock-based compensation		2,453	2,226

Total operating costs		10,727	9,003